Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of year	$ 2,629	$ 1,928
Gross increases – tax positions in prior period	389	442
Gross increases – current period tax positions	54	259
Gross decreases – current period tax positions	0	0
Settlements	0	0
Lapse in statute of limitations	0	0
Unrecognized tax benefits at end of year	3,072	2,629
Southwest Gas Corporation
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of year	2,362	1,793
Gross increases – tax positions in prior period	259	310
Gross decreases – tax positions in prior period	0	0
Gross increases – current period tax positions	23	259
Gross decreases – current period tax positions	0	0
Settlements	0	0
Lapse in statute of limitations	0	0
Unrecognized tax benefits at end of year	$ 2,644	$ 2,362